Schedule of lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
LeaseLineitem [Line Items]
Lease liabilities, beginning balance	$ 8,471	$ 1,142
Additions from acquisition (note 19)		7,043
Additions adjustment (note 2(e)(ii))		790
Additions	531	33
Modifications	(3)	(17)
Payments	(1,109)	(981)
Foreign currency impact	20
Interest accretion	512	461
Lease liabilities, ending balance	8,422	8,471
Lease liabilities, current	1,358	1,005
Lease liabilities, non-current	7,064	7,466
Lease liabilities	8,422	8,471
Office equipment [member]
LeaseLineitem [Line Items]
Lease liabilities, beginning balance	378	230
Additions from acquisition (note 19)
Additions adjustment (note 2(e)(ii))		264
Additions	126
Modifications	(3)	(17)
Payments	(198)	(114)
Foreign currency impact
Interest accretion	59	15
Lease liabilities, ending balance	362	378
Lease liabilities, current	125	100
Lease liabilities, non-current	237	278
Lease liabilities	362	378
Vehicles [member]
LeaseLineitem [Line Items]
Lease liabilities, beginning balance	25
Additions from acquisition (note 19)
Additions adjustment (note 2(e)(ii))
Additions	81	33
Modifications
Payments	(28)	(10)
Foreign currency impact
Interest accretion	3	2
Lease liabilities, ending balance	81	25
Lease liabilities, current	42	11
Lease liabilities, non-current	39	14
Lease liabilities	81	25
IPP facilities [member]
LeaseLineitem [Line Items]
Lease liabilities, beginning balance	8,068	912
Additions from acquisition (note 19)		7,043
Additions adjustment (note 2(e)(ii))		526
Additions	324
Modifications
Payments	(883)	(857)
Foreign currency impact	20
Interest accretion	450	444
Lease liabilities, ending balance	7,979	8,068
Lease liabilities, current	1,191	894
Lease liabilities, non-current	6,788	7,174
Lease liabilities	$ 7,979	$ 8,068